Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO(1) (Kiser)	Summary Compensation Table Total for PEO(1) (Asbury)		Compensation Actually Paid to PEO(1) (Kiser)	Compensation Actually Paid to PEO(1) (Asbury)		Average Summary Compensation Table Total for Non-PEO NEOs(2) (3)	Average Compensation Actually Paid to Non-PEO NEOs(2) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (in Thousands)
2025	$567,305	$	N/A	$567,305	$	N/A	$379,100	$379,100	$167.76	$10,098
2024	$473,355		$526,959	$473,355		$526,959	$315,534	$315,534	$162.67	$8,204
2023	—		$481,407	—		$481,407	$305,343	$305,343	$107.13	$7,184

Named Executive Officers, Footnote [Text Block]
(1)	During 2024 and 2025, James W. Kiser was our PEO after March 31, 2024. During 2023 and 2024, C. Todd Asbury was our PEO through March 31, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 379,100	$ 315,534	$ 305,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ 379,100	315,534	305,343
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The Non-PEO NEOs for 2023 include James W. Kiser and Christopher G. Speaks

(3)	The Non-PEO NEOs for 2024 and 2025 include Christopher G. Speaks and Bryan T. Booher.

(4)	Calculated based on a fixed investment of $100 in the Company’s stock, based on the closing price of the Company’s stock on the last trading day prior to January 1, 2023, assuming reinvestment of dividends, through and including the end of each fiscal year.

Total Shareholder Return Amount	$ 167.76	162.67	107.13
Net Income (Loss) Attributable to Parent	10,098,000	8,204,000	7,184,000
James W Kiser [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	567,305	473,355
PEO Actually Paid Compensation Amount	$ 567,305	473,355
PEO Name	James W. Kiser
C Todd Asbury [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		526,959	481,407
PEO Actually Paid Compensation Amount		$ 526,959	$ 481,407
PEO Name		C. Todd Asbury	C. Todd Asbury